Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 6 –Inventories

Inventories are stated at the lower of cost or market and consist of the following:

In thousands	March 31 2013	December 31 2012
Raw materials	$1,955	$1,644
Work-in-progress	376	393
Finished goods	448	431
Invetories, Total	$2,779	$2,468

6. Inventories Inventories consist of the following:
In thousands	2012	2011
Raw materials	$1,644	$1,826
Work-in-progress	393	449
Finished goods	431	600
Invetories, Total	$2,468	$2,875